Note 22 - Parent Company Condensed Financial Information (Details) - Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Other assets	$ 3,577	$ 3,151	$ 2,868
	476,924	472,761	444,384
Liabilities and Equity:
Stockholders' equity	58,309	57,121	53,227
	$ 476,924	472,761	444,384
Parent Company [Member]
Assets:
Cash and cash equivalents		309	132	$ 236
Other assets		911	670
Investment in subsidiaries		55,906	52,430
		57,126	53,232
Liabilities and Equity:
Accrued expenses		5	5
Stockholders' equity		57,121	53,227
		$ 57,126	$ 53,232